Stockholders' Equity (Deficit) (Schedule of Calculation of Numerator and Denominator in Earnings Per Share) (Details) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator - Income (loss)
Net income (loss) from continuing operations	$ 2,051			$ (2,417)								$ 1,669		$ 60,914		$ 55,193	$ (8,172)	$ (18,341)
Net income (loss) from discontinued operations	(41)			(41)								17		(522)		(524)	392,999	(153,207)
Net income (loss)	2,010		$ (5,723)	(2,458)		$ 63,351	$ (501)					1,686		60,392		54,669	$ 384,827	$ (171,548)
Net (income) loss attributable to noncontrolling interest	(20)		132	104								43		104		236
Preferred stock redemption costs				(2,912)										(2,912)		(2,912)
Preferred stock dividends	(1,559)		(1,576)	(2,192)		(1,791)	(1,790)	$ (1,792)	$ (1,790)	$ (1,790)	$ (1,790)	(4,676)		(5,773)		(7,349)	$ (7,162)	$ (7,162)
Net income (loss) available to common stockholders	431		$ (7,167)	(7,458)		$ 61,560	$ (2,291)	$ (7,739)	$ (1,299)	$ (6,684)	$ 393,387	(2,947)		51,811		$ 44,644	$ 377,665	$ (178,710)
Effect of dilutive securities	$ 57,666,780			$ 29,481,537								$ 53,226,406		$ 23,702,710
Denominator - Weighted Average shares:
Weighted average shares outstanding (in shares)																104,811,814	61,500,847	51,976,462
Denominator for basic income per share (in shares)	57,666,780	[1]	133,859,665	29,481,537	[1]	92,753,999	70,763,959	69,724,546	58,902,708	58,605,219	58,678,078	53,226,406	[1]	23,702,710	[1]	104,811,814	61,500,847	51,976,462
Effect of dilutive securities
Unvested share based payment awards (in shares)	528,730,000													293,477,000		1,259,950
Option (in shares)	11,905,000													16,489,000		52,415
Phantom stock units (in shares)	161,400,000													144,918,000		592,284
OP Units	469,868,000													139,097,000		1,033,877
Exchangeable Senior Notes
Diluted shares (in shares)	58,838,683	[1]	133,859,665	29,481,537	[1]	95,085,817	70,763,959	69,724,546	58,902,708	58,605,219	58,678,078	53,226,406	[1]	24,296,691	[1]	107,750,340	61,500,847	51,976,462
Parent Company [Member]
Numerator - Income (loss)
Preferred stock dividends																	$ (7,162)	$ (7,162)

[1]	Adjusted for the 1-for-4 reverse stock split completed on March 20, 2015. Refer to Note 11, "Stockholders' Equity," for further information related to the reverse stock split.